Note 18 - Financial Instruments with Off-balance Sheet Risk - Obligations from Other Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Other Commitments	$ 83,962
Other Commitments Less than 1 Year	37,895
Other Commitments 1-3 Years	14,345
Other Commitments 4-5 Years	16,634
Other Commitments After 5 Years	15,088
Commercial Lines of Credit [Member]
Other Commitments	50,229
Other Commitments Less than 1 Year	26,523
Other Commitments 1-3 Years	9,282
Other Commitments 4-5 Years	9,414
Other Commitments After 5 Years	5,010
Commitments to Lend [Member]
Other Commitments	31,831
Other Commitments Less than 1 Year	9,797
Other Commitments 1-3 Years	4,736
Other Commitments 4-5 Years	7,220
Other Commitments After 5 Years	10,078
Standby Letters of Credit [Member]
Other Commitments	1,902
Other Commitments Less than 1 Year	1,575
Other Commitments 1-3 Years	327
Other Commitments 4-5 Years	0
Other Commitments After 5 Years	$ 0